Other Financial Assets	6 Months Ended
Jun. 30, 2024
Other Financial Assets
Other Financial Assets

11.Other Financial Assets

Other financial assets are as follows:

In € thousand	June 30, 2024	December 31, 2023
Security deposits measured at AC	3,325	3,350
Security deposits measured at FVTPL	1,210	—
Investment in equity instrument	4,641	4,641
Total non-current financial assets	9,176	7,991
Fixed term deposits	—	111,498
Security deposits measured at AC	8	118
Total current other financial assets	8	111,616
Total other financial assets	9,184	119,607

During the six month period ended June 30, 2024, the Group recognized €695 thousand (June 30, 2023: €338 thousand) interest income on fixed-term deposits. Proceeds of €112,254 thousand were received due to maturity of the fixed-term deposits and as of June 30, 2024, no further fixed-term deposits were held.